Business Segment Information (Sales and Operating Revenue to External Customers by Product Category) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 8,999,360	¥ 8,259,885	¥ 8,665,687
Game & Network Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,604,713	1,919,760	2,224,622
Game & Network Services | Digital Software and Add-on Content [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,454,654	1,010,296	1,102,231
Game & Network Services | Network Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	382,950	337,265	326,524
Game & Network Services | Hardware and Others [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	767,109	572,199	795,867
Music
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	927,250	838,592	795,025
Music | Recorded Music — Streaming [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	337,100	276,039	227,513
Music | Recorded Music — Others [Member]
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	179,167	191,114	199,413
Music | Music Publishing
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	156,862	157,478	106,666
Music | Visual Media and Platform
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	254,121	213,961	261,433
Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	757,580	1,010,714	985,270
Pictures | Motion Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	271,081	475,061	436,017
Pictures | Television Productions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	267,123	301,224	288,816
Pictures | Media Networks
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	219,376	234,429	260,437
Electronics Products & Solutions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,902,887	1,969,880	2,303,167
Electronics Products & Solutions | Televisions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	709,007	646,513	788,423
Electronics Products & Solutions | Audio and Video
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	313,975	346,060	362,580
Electronics Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	182,631	231,021	243,328
Electronics Products & Solutions | Still and Video Cameras
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	338,694	384,142	421,506
Electronics Products & Solutions | Mobile Communications
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	358,580	362,144	487,330
Imaging & Sensing Solutions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	937,859	985,259	770,622
Financial Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,661,520	1,299,847	1,274,708
All Other
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	196,517	214,999	299,806
Corporate
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 11,034	¥ 20,834	¥ 12,467